RS -Summary of cash-settled Performance Share Unit Program (Details) - 2021 April Performance Share Unit [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2021
Performance Share Unit Programs [Line Items]
Performance criteria			100.00%
Percentage of shares vested			25.00%
Expense from cash-settled share-based payment transactions	€ (444,524)	€ 701,136
Top of range [member]
Performance Share Unit Programs [Line Items]
Performance criteria			200.00%
Bottom of range [member]
Performance Share Unit Programs [Line Items]
Performance criteria			0.00%